SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of selected quarterly data

	2012
	First	Second	Third	Fourth
Revenue	$114,000	$108,780	$110,383	$1,967,573
Research and development expenses	5,153,217	5,398,305	3,822,736	2,514,591
General and administrative expenses	1,831,852	1,948,995	1,546,864	2,901,812
Licensing expense	30,000	0	50,000	15,000

Operating loss	(6,931,935)	(7,269,453)	(5,334,966)	(3,635,228)

Net loss	(10,264,477)	(7,344,116)	(6,121,815)	(3,987,331)

Loss per share:
Basic and diluted	$(0.53)	$(0.36)	$(0.27)	$(0.16)

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.22)	$(0.96)	$(0.73)	$(0.36)